Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leatherback Long/Short Alternative Yield ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.46%)	(8.46%)	22.39%	22.39%